Segments - Schedule of Consolidated Condensed Financial Statements of Operating Segment (Details) - Operating Segments [Member] - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Schedule of Consolidated Condensed Financial Statements of Operating Segment [Line Items]
Government grant revenue			$ 25		$ 25
Operating expenses:
Research personnel compensation costs, including stock-based compensation		320	385	658	818
CRO and regulatory costs					15
Administrative personnel compensation costs, including stock-based compensation		401	350	736	712
Rent and office costs		118	80	318	162
Legal and accounting costs		110	179	649	592
Other expenses	[1]	54	7	66	41
Total segment expenses		1,003	1,001	2,427	2,340
Loss from operations		(1,003)	(976)	(2,427)	(2,315)
Other income (expense)
Loss on change in the fair value of related party Tasly convertible debt		(57)	(15)	(118)	(11)
Interest expense		(1,289)	(1,081)	(2,519)	(2,161)
Other income		1	1		6
Total other expense, net		(1,345)	(1,095)	(2,637)	(2,166)
Net loss and comprehensive loss		$ (2,348)	$ (2,071)	$ (5,064)	$ (4,481)

[1]	Other expenses includes small balances of research materials and supplies along with insurance costs.